Wells, pipelines, properties, plant and equipment, net - Summary of Impairment or Reversal of Impairment of Fixed Assets (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	$ 143,179,778	$ 218,809,394
Tula Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	55,499,327	78,070,937
Salina Cruz Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	50,208,309	53,509,636
Minatitln Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	15,396,795	63,556,867
Morelos Petrochemical complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	11,103,807	7,094,966
Cangrejera Petrochemical Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	9,335,695	6,366,959
Madero Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment or reversal of impairment of fixed assets	$ 1,635,845	$ 10,210,029